Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events Disclosure [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of December 31, 2022 through March 29, 2023, the date the consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.	Subsequent to December 31, 2022, existing holders of the Company’s warrants exercised a combined 4,042,000 warrants at a price of $1.10 per warrant, resulting in $4,446,200 gross cash proceeds for the Company.

2.	On February 6, 2023, the Company issued 2,500,000 shares at a price of $0.90 per share in a registered direct offering. The gross proceeds to the Company from this offering are approximately $2,250,000, before deducting the placement agent’s fees and other offering expenses payable by the Company.

3.	Subsequent to December 31, 2022, the Company paid CAD$50,000 in notes payable to director Brian Tingle in full satisfaction of a note maturing in January 2023.